Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term deposits
	December 31, 2021	December 31, 2020

Rental deposits	$149,175	$149,175
Prepayments for equipment	147,050	147,050
	$296,225	$296,225